RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A
RELATED PARTY TRANSACTIONS
Fund management fee based on aggregate NAV (as a percent)	1.50%
Class C
RELATED PARTY TRANSACTIONS
Fund management fee based on aggregate NAV (as a percent)	2.50%
Class I
RELATED PARTY TRANSACTIONS
Fund management fee based on aggregate NAV (as a percent)	1.10%
Class AA
RELATED PARTY TRANSACTIONS
Fund management fee based on aggregate NAV (as a percent)	2.50%
Class II
RELATED PARTY TRANSACTIONS
Fund management fee based on aggregate NAV (as a percent)	1.35%
Class MM
RELATED PARTY TRANSACTIONS
Fund management fee based on aggregate NAV (as a percent)	0.60%
Financial Data Services, Inc.
RELATED PARTY TRANSACTIONS
Fees allocated to fund	$ 0	$ 0	$ 36,363
Financial Data Services, Inc. | Minimum
RELATED PARTY TRANSACTIONS
Fee rate per year as a percentage of aggregate net assets	0.016%
Financial Data Services, Inc. | Maximum
RELATED PARTY TRANSACTIONS
Fee rate per year as a percentage of aggregate net assets	0.02%